Acquisitions, Divestiture and Certain Investments - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended						1 Months Ended	24 Months Ended	12 Months Ended								1 Months Ended		1 Months Ended	11 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Oct. 31, 2011 Jilin Pfizer Guoyuan Animal Health Co., Ltd.	Dec. 31, 2011 Wyeth	Dec. 31, 2010 AUSTRALIA	Dec. 31, 2010 Europe	Dec. 31, 2011 Europe Cost of Sales	Dec. 31, 2010 Europe Cost of Sales	Dec. 31, 2011 Europe Other (Income)/Deductions-Net	Dec. 31, 2010 CHINA	Dec. 31, 2010 U.S., Canada, and to a lesser extent, Australia and South Africa	Dec. 31, 2009 U.S., Canada, and to a lesser extent, Australia and South Africa	Jan. 31, 2011 King	Feb. 28, 2011 King	Jan. 31, 2011 King Animal Health (KAH)	Dec. 31, 2011 King Animal Health (KAH)	Jan. 31, 2011 King Animal Health (KAH) Environmental Matters	Jan. 31, 2011 King Animal Health (KAH) Asset Retirement Obligations	Jan. 31, 2011 King Animal Health (KAH) Legal Contingencies	Jan. 31, 2011 King Animal Health (KAH) Uncertain Tax Positions	Dec. 31, 2010 Synbiotics Corporation	Dec. 31, 2010 Synbiotics Corporation Developed Technology Rights	Dec. 31, 2010 Synbiotics Corporation In Process Research And Development	May 31, 2010 Microtek International, Inc.	May 31, 2010 Microtek International, Inc. Developed Technology Rights	May 31, 2010 Microtek International, Inc. In Process Research And Development	Dec. 31, 2009 Vetnex Animal Health Ltd.	Dec. 31, 2009 Vetnex Animal Health Ltd. Developed Technology Rights	Dec. 31, 2009 Vetnex Animal Health Ltd. In Process Research And Development
Significant Acquisitions and Disposals [Line Items]
Acquisition purchase price per share																									$ 14.25	$ 14.25
Percent of outstanding shares initially acquired																									92.50%
Payments to acquire businesses, net of cash acquired					$ 0		$ 1		$ 0		$ 345		$ 81												$ 3,200
Total consideration transferred																									3,600		345						20			6			57
Gross contractual amount receivable																									52
Business combination, recognized identifiable assets acquired and liabilities assumed, contingent liability																													11	4	9	18				2
Revenues																												329
Unaudited pro forma combined revenues											4,275		3,958
Purchase consideration to acquire business, assumed Debt																																	4						8
Identifiable intangible assets															3												130						9	8	1	4	2	2	47	38	9
Goodwill	982	[1]			982	[1]			985	[1]	989		934		10												45 [2]						10						19
Business acquisition, cost of acquired entity, cash paid																																				4
Proceeds from sale of business, net of transaction cost																2	10	145				38		580
Net gains (loss) on asset disposals	6	[3]	0	[3]	6	[3]	0	[3]	0	[4]	0	[4]	104	[4]				71				37		2
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability																							15
Business combination, provisional information, initial accounting incomplete, adjustment, inventory																	(19)
Incremental charges associated with transitional manufacturing service agreements																			20	5	7
Payment to acquire interest in joint venture															$ 14
Ownership interest in joint venture															45.00%
Non controlling interest ownership percentage in joint venture															55.00%

[1]	The condensed consolidated balance sheet as of June 30, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	Goodwill recognized as of the acquisition date was attributable to all four of our geographic area operating segments. See Note 12A. Goodwill and Other Intangible Assets-Goodwill for additional information.
[3]	For the three and six months ended June 30, 2013, represents the net gain on the government-mandated sale of certain product rights in Brazil that were acquired with the FDAH acquisition in 2009.
[4]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.